Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 13, 2019
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 13, 2019
Document Effective Date	Feb. 13, 2019
Prospectus Date	Jul. 29, 2018
Port Street Quality Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	PSQGX